CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net revenues:
-Non-related parties	$ 2,605,335	$ 3,363,274	$ 2,958,058
-Related parties	247,743	104,352	2,569
Total net revenues	2,853,078	3,467,626	2,960,627
Cost of revenues:
-Non-related parties	2,216,146	2,821,972	2,375,025
-Related parties	219,744	68,884	4,608
Total cost of revenues	2,435,890	2,890,856	2,379,633
Gross profit	417,188	576,770	580,994
Operating expenses:
Selling expenses	145,367	149,710	125,797
General and administrative expenses	203,789	168,025	81,149
Research and development expenses	17,407	17,056	12,057
Other operating income, net	(42,539)	(5,392)	(4,323)
Total operating expenses, net	324,024	329,399	214,680
Income from operations	93,164	247,371	366,314
Other income (expenses):
Interest expense	(69,723)	(54,148)	(48,906)
Interest income	10,236	16,831	14,363
Gain (loss) on change in fair value of derivatives	27,322	(12,196)	19,656
Foreign exchange gain (loss)	25,406	22,882	(32,219)
Investment income (loss)	(1,532)	2,342
Gain on repurchase of convertible notes	2,782
Others		389	1,623
Other expenses, net	(5,509)	(23,900)	(45,483)
Income before income taxes and equity in earnings (loss) of unconsolidated investees	87,655	223,471	320,831
Income tax expense	(17,976)	(49,512)	(77,431)
Equity in earnings (loss) of unconsolidated investees	(4,404)	(643)	487
Net income	65,275	173,316	243,887
Less: net income attributable to non-controlling interests	26	1,455	4,385
Net income attributable to Canadian Solar Inc.	$ 65,249	$ 171,861	$ 239,502
Earnings per share - basic	$ 1.13	$ 3.08	$ 4.40
Shares used in computation - basic	57,524,349	55,728,903	54,408,037
Earnings per share - diluted	$ 1.12	$ 2.93	$ 4.11
Shares used in computation - diluted	58,059,063	60,426,056	59,354,615